Real Estate Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Real Estate Investments
Real Estate Investments

4.              Real Estate Investments

Real estate investments, net, represents investments in 20 properties and is summarized as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Land and improvements	$453,141	$382,581
Building and improvements	2,120,663	2,050,533
Construction in progress	87,323	61,677
Total real estate investments	2,661,127	2,494,791
Less accumulated depreciation	(507,474)	(484,488)
Real estate investments, net	$2,153,653	$2,010,303

Construction in progress primarily represents two development projects which the Company is responsible for the real estate construction costs, namely Hollywood at Dayton Raceway and Hollywood at Mahoning Valley Race Track which Penn anticipates opening in the fall of 2014.  The Company acquired the real estate of Casino Queen for $140.7 million in January 2014.

4. Real Estate Investments

        Real estate investments, net, represents investments in 19 properties and is summarized as follows:

December 31,	2013	2012
	(in thousands)
Land and improvements	$382,581	$—
Building and improvements	2,050,533	—
Construction in progress	61,677	—

Total property and equipment	2,494,791	—
Less accumulated depreciation	(484,488)	—

Property and equipment, net	$2,010,303	$—

        In connection with the Spin-Off, Penn contributed $1.96 billion of real estate investments, net of accumulated depreciation which was recorded at Penn's historical carrying value. Construction in progress primarily represents two development projects which the Company is responsible for the real estate construction costs, namely Hollywood at Dayton Raceway and Hollywood at Mahoning Valley Race Track which Penn anticipates opening in the fall of 2014.